DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  Enclosed is the first report for the Dreyfus High Yield Strategies Fund. The report covers the period from the Fund's inception on April 29, 1998, through September 30, 1998. As you know, this was a time of unusual market turbulence. Your Fund produced a total return, including share price changes and dividend income generated, of -14.85%.* During the reporting period, the Fund produced income dividends of $0.480 per share. This is equivalent to an annualized distribution rate per share of 8.74%.**

THE ECONOMY

  The risk of global recession loomed large by the end of the reporting period. Since last summer, the international economic crisis has spread from Asia and Russia into Latin America and its effects are evident in the U.S., as witnessed by early signs of a slowing in our domestic economy. Second-quarter gross domestic product grew at an annual rate of 1.8%, well below the 5.5% rate in the first quarter, while the trade deficit has continued to widen, affected by weakening foreign demand and low-priced imports. These developments have heightened a sense of global economic interdependence and have resulted in a shift in emphasis by the Federal Reserve Board whereby fighting inflation has taken a subordinate role to that of maintaining stable U.S. economic growth. On September 29, the Federal Open Market Committee cut interest rates for the first time since January 1996. That quarter-point reduction in the Federal Funds target rate to 5.25% was designed to cushion the adverse effects of the overseas economic crisis on the domestic economy. The Federal Funds rate is the interest rate that banks charge each other for overnight loans.

  While the corporate sector wrestles with the economic implications of global developments, consumers have powered the economy. The reasons for their optimism are no surprise. Inflation remains tame, running at an annual rate comfortably below 2% . After-tax income is growing and jobs are plentiful: the unemployment rate has been at or near 30-year lows throughout the reporting period and new jobs have been created at a robust pace. The consumer sector comprises two-thirds of the activity in the $8 trillion U.S. economy and, with the business sector slowing, any significant pullback in household spending could trigger a recession. Up to now, the spillover effect from developments abroad has been largely confined to the manufacturing sector, whose activity has contracted of late due to the falloff in export demand. Aside from this "erosion at the edges" as Fed Chairman Alan Greenspan describes it, layoffs on a broader scale--a factor that could weaken consumer resolve to spend--so far have not occurred. It is clear that the Fed is concerned about the possibility of worldwide recession. The recent interest rate reduction was an initial step toward mitigating the domestic effects of international financial turmoil and a gesture meant to serve notice to the world of the seriousness of its purpose.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The   high  yield  market  is  suffering  an  extreme  case  of  illiquidity.
Fundamentally, the underlying credits have shown little change, but rather the market technicals have been extremely negative. The basic story is a lack of bids for high yield bonds, but generally this current illiquidity in the high yield market is just the extension of that faced across all fixed income. With fears of problems in Asia, Russia and Latin America spilling over into the domestic markets, compounded by a worldwide credit squeeze, buyers of risk have become scarce. As credit dries up, leveraged portfolios are liquidating, whether they are hedge funds or trading positions of market makers. This creates a difficult environment for sellers as bids are extremely scarce and prices drop on almost no volume--in many cases quite out of line with the underlying credit fundamentals.

  Credit crunches and negative technicals generally do not last forever. The credit fundamentals underlining the high yield market have changed little over the last few months. The bankruptcy rate is at historically low levels around 2% and credit downgrades do not seem to be accelerating, although all of the data on that point is not yet in. Problems in Asia, Russia and to a lesser extent Latin America have roiled the emerging market debt markets, but high yield traditionally is a domestic asset class. In many cases, bonds have been marked down without regard to foreign exposure, maturity, rating, or cash flow potential. We believe that this is a key ingredient for a market recovery. When high yield has been off historically, notably in 1990 and 1994, it has snapped back strongly the next year. It is impossible to tell if high yield has bottomed out, but it is significantly cheaper overall than earlier this year. Anecdotal evidence indicates many high yield mutual funds are sitting on cash, but are unwilling to commit on fears of continued price declines. Since fundamentals are only tangentially involved, investor psychology seems to be the key to this
market    turning.    When    it    may    turn    is    anybody'   s   guess.

  The High Yield Strategies Fund has recently underperformed the high yield market for four reasons: 1) the primary investment goal of high current income;
2) leverage; 3) issue selection; and 4) industry concentration.

The primary investment goal of the Fund is high current income. We have chosen to maintain the dividend rather than move the portfolio into higher grade, but lower yielding, credits as the high yield market deteriorated. This negatively affected the Fund' s total return as the prices of better quality high yield bonds did not drop as much proportionally.

  The use of leverage is important, because it allows the Fund to maintain a given level of yield without having to utilize lower quality credits. The downside of leverage is that it can magnify changes in net asset value ("NAV"), good on the upside but bad in down markets like the current one. The initial leverage of the Fund was 25% , but it reached 30% as the NAV declined. It currently is anticipated that leverage will be maintained within this range.

  The portfolio is broadly diversified by issuer and industry. There are over 130 different issues in the portfolio, and no one issuer accounts for more than 1.5% of total assets. Of course, portfolio composition is subject to change. Several have performed poorly, but the Fund has experienced only one default. The top sectors currently are telecommunications and energy. Despite their defensive characteristics, telecommunications issues tend to be volatile. In the energy sector, the portfolio is concentrated in natural gas and coal producers. However, positive outlooks for both fuels combined with more stable long-term commodity pricing than oil, have not been able to keep the sector from trading in line with volatile worldwide oil prices. We believe that the underlying fundamentals in these two industries should help them rebound.

  The portfolio is currently adding to its dividend reserve as the assets are earning a little more than the dividend. Emerging market exposure is now at only 1% , and it is with affiliates of Kansas City Southern and Loral Space and Communications. Total foreign holdings currently are less than 10% with most of the issuers from Canada. All foreign issues are denominated in U.S. dollars. Non-cash coupon issues comprise a similarly small percentage of the portfolio.

  The  initial investment guidelines are still in place: 1) high current income;
2) average rating, single B; 3) low emerging market exposure; and 4) low percentage of deferred interest bonds. No changes in these guidelines are expected at this time. The Fund currently intends to retain its broadly diversified, domestic high yield nature. Worldwide economic conditions remain troubling, though. If we deem that fundamental or other changes to the high yield market occur, the Fund will endeavor to respond to them accordingly.

                Very truly yours,



                [Roger King signature logo]


                Roger King

                Portfolio Manager

October 28, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, based on net asset value per share.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the market price per share at the end of the period.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                       SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Bonds and Notes--136.6%                                                                         Amount                 Value
----------------------------------------------------                                       _______________      _______________
Aircraft & Aerospace--4.2%  American Pacific,

                                        Sr. Notes, 9.25%, 2005 . . . . . . . . . . . .  $     9,125,000      $        8,965,312

                                    Burke Industries,

                                        Sr. Notes, 10%, 2007 . . . . . . . . . . . . .       12,895,000 (a)          12,895,000

                                    Stellex Industries,

                                        Sr. Sub. Notes, Ser. B, 9.50%, 2007  . . . . .       11,000,000              10,175,000

                                                                                                                _______________

                                                                                                                     32,035,312

                                                                                                                _______________

                 Automotive--10.1%  Advanced Accessory Systems, LLC/Capital,

                                        Gtd. Sr. Sub. Notes, Ser. B, 9.75%, 2007 . . .        7,000,000               6,650,000

                                    Aetna Industries,

                                        Sr. Notes, 11.875%, 2006 . . . . . . . . . . .       13,195,000 (a)          13,722,800

                                    Envirotest Systems,

                                        Gtd. Sr. Sub. Notes, 9.625%, 2003  . . . . . .       10,860,000              10,805,700

                                    J.H. Heafner,

                                        Sr. Notes, 10%, 2008 . . . . . . . . . . . . .       10,000,000 (b)           9,700,000

                                    Penda,

                                        Sr. Notes, Ser. B, 10.75%, 2004  . . . . . . .        2,091,000               2,038,725

                                    United Auto Group:

                                        Gtd. Sr. Sub. Notes, Ser. B, 11%, 2007 . . . .        1,000,000                 840,000

                                        Sr. Sub. Notes, Ser. A, 11%, 2007  . . . . . .       12,000,000 (a)          10,080,000

                                    Venture Holdings Trust:

                                        Sr. Notes, Ser. B, 9.50%, 2005 . . . . . . . .       10,000,000 (a)           9,750,000

                                        Sr. Sub. Notes, 9.75%, 2004  . . . . . . . . .        4,000,000               3,800,000

                                    Walbro,

                                        Sr. Notes, 10.125%, 2007 . . . . . . . . . . .       10,000,000 (a)           9,300,000

                                                                                                                _______________

                                                                                                                     76,687,225

                                                                                                                _______________

                Broadcasting--2.2%  ACME Intermediate Holdings/Finance,

                                        Sr. Discount Notes, Ser. B, Zero Coupon, 2002  .      4,800,000 (c)           2,856,000

                                    ACME Television, LLC/Finance,

                                        Sr. Discount Notes, Ser. B, Zero Coupon, 2000  .      4,400,000 (c)           3,454,000

                                    Tri-State Outdoor Media Group,

                                        Sr. Notes, 11%, 2008 . . . . . . . . . . . . .       10,400,000 (b)          10,192,000

                                                                                                                _______________

                                                                                                                     16,502,000

                                                                                                                _______________

          Building Materials--1.2%  American Builders & Contractors,

                                        Gtd. Sr. Sub. Deb., Ser. B, 10.625%, 2007  . .       10,000,000               9,212,500

                                                                                                                _______________

            Cable Television--3.8%  Adelphia Communications,

                                        Sr. Notes, Ser. B, 9.50%, 2004 . . . . . . . .       16,500,000 (a)          16,964,063

                                    OpTel,

                                        Sr. Notes, 13%, 2005 . . . . . . . . . . . . .       11,722,000              11,956,440

                                                                                                                _______________

                                                                                                                     28,920,503

                                                                                                                _______________

            Casinos & Gaming--1.6%  Ameristar Casinos,

                                        Gtd. Sr. Sub. Notes, Ser. B, 10.50%, 2004  . .       10,500,000 (a)           9,712,500

                                    Majestic Star Casino, LLC,

                                        Sr. Secured Notes, 12.75%, 2003  . . . . . . .        2,500,000               2,575,000

                                                                                                              _______________

                                                                                                                     12,287,500

                                                                                                                _______________

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                           Principal

Bonds and Notes (continued)                                                                  Amount                 Value
----------------------------------------------------                                    _______________         _______________

      Chemicals--6.5%  GNI Group,

                                        Sr. Notes, 10.875%, 2005 . . . . . . . . . . .      $ 9,000,000 (b)      $    9,000,000

                                    Laroche Industries,

                                        Sr. Sub. Notes, Ser. B, 9.50%, 2007  . . . . .       14,750,000 (a)          12,906,250

                                    Octel Developments, PLC,

                                        Gtd. Sr. Notes, 10%, 2006  . . . . . . . . . .        8,500,000 (a,b)         8,542,500

                                    Sterling Chemicals:

                                        Sr. Sub. Notes, 11.75%, 2006 . . . . . . . . .        2,000,000               1,740,000

                                        Sr. Sub. Notes, Ser. A, 11.25%, 2007 . . . . .        8,450,000               7,267,000

                                    Trans-Resources:

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .        7,000,000 (a,c)         3,745,000

                                        Sr. Notes, Ser. B, 10.75%, 2008  . . . . . . .        6,500,000 (a)           6,305,000

                                                                                                                _______________

                                                                                                                     49,505,750

                                                                                                                _______________

                Construction--2.3%  American Eco,

                                        Sr. Notes, 9.625%, 2008  . . . . . . . . . . .        8,000,000               6,480,000

                                    FWT,

                                        Sr. Sub. Notes, 9.875%, 2007 . . . . . . . . .       12,300,000 (a)           7,441,500

                                    Great Lakes Dredge & Dock,

                                        Sr. Sub. Notes, 11.25%, 2008 . . . . . . . . .        3,500,000 (b)           3,447,500

                                                                                                                _______________

                                                                                                                     17,369,000

                                                                                                                _______________

                    Consumer--8.7%  BPC Holding,

                                        Sr. Secured Notes, 12.50%, 2006  . . . . . . .        5,432,000               5,540,640

                                    Carson,

                                        Gtd. Sr. Sub. Notes, Ser. B, 10.375%, 2007 . .       10,000,000 (a)           8,050,000

                                    Concord Camera,

                                        Sr. Notes, 11%, 2005 . . . . . . . . . . . . .       15,000,000              14,850,000

                                    Corning Consumer Products,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . .        9,000,000 (b)           7,380,000

                                    Decora Industries,

                                        Sr. Secured Notes, 11%, 2005 . . . . . . . . .       10,000,000 (b)           8,850,000

                                    E & S Holdings,

                                        Sr. Sub. Notes, Ser. B, 10.375%, 2006  . . . .        4,500,000               2,722,500

                                    Revlon Worldwide,

                                        Sr. Secured Discount Notes, Zero Coupon, 2001  .     12,000,000 (a)           9,240,000

                                    Sparkling Spring Water,

                                        Sr. Sub. Notes, 11.50%, 2007 . . . . . . . . .       10,000,000               9,850,000

                                                                                                                _______________

                                                                                                                     66,483,140

                                                                                                                _______________

                     Energy--10.9%  AEI Holding,

                                        Sr. Notes, 10%, 2007 . . . . . . . . . . . . .       10,000,000 (a,b)         9,550,000

                                    Anker Coal Group,

                                        Sr. Notes, Ser. B, 9.75%, 2007 . . . . . . . .        8,350,000               5,469,250

                                    Belden & Blake,

                                        Sr. Sub. Notes, 9.875%, 2007 . . . . . . . . .       12,000,000 (a)          10,020,000

                                    Chesapeake Energy,

                                        Gtd. Sr. Notes, Ser. B, 9.625%, 2005 . . . . .        3,000,000 (a)           2,655,000

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                             Principal

Bonds and Notes (continued)                                                                   Amount                 Value
----------------------------------------------------                                     _______________        _______________


   Energy (continued)  Chiles Offshore, LLC/Finance,

                                        Sr. Notes, 10%, 2008 . . . . . . . . . . . . .  $     9,500,000 (a)  $        7,837,500

                                    Costilla Energy,

                                        Sr. Notes, 10.25%, 2006  . . . . . . . . . . .        5,400,000               4,698,000

                                    Magnum Hunter,

                                        Gtd. Sr. Notes, 10%, 2007  . . . . . . . . . .       11,500,000 (a)           9,257,500

                                    Michael Petroleum,

                                        Sr. Notes, 11.50%, 2005  . . . . . . . . . . .        6,500,000               5,622,500

                                    Northern Offshore ASA,

                                        Sr. Notes, 10%, 2005 . . . . . . . . . . . . .       10,000,000 (a,b)         7,450,000

                                    P & L Coal Holdings,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . .        7,000,000 (b)           7,035,000

                                    Petsec Energy,

                                        Sr. Sub. Notes, 9.50%, 2007  . . . . . . . . .       15,250,000 (a)          13,648,750

                                                                                                                _______________

                                                                                                                     83,243,500

                                                                                                                _______________

               Entertainment--3.8%  Booth Creek Ski Holdings,

                                        Sr. Notes, Ser. B, 12.50%, 2007  . . . . . . .       10,000,000 (a)           9,850,000

                                    Fox Family Worldwide,

                                        Sr. Notes, 9.25%, 2007 . . . . . . . . . . . .        6,150,000               6,027,000

                                    Livent,

                                        Sr. Notes, 9.375%, 2004  . . . . . . . . . . .        6,200,000               4,247,000

                                    Production Resources,

                                        Sr. Sub. Notes, 11.50%, 2008 . . . . . . . . .        9,000,000 (a)           8,595,000

                                                                                                                _______________

                                                                                                                     28,719,000

                                                                                                                _______________

                     Finance--4.6%  Amresco:

                                        Sr. Sub. Notes, Ser. 97-A, 10%, 2004 . . . . .        6,325,000               5,091,625

                                        Sr. Sub. Notes, Ser. 98-A, 9.875%, 2005  . . .       13,000,000 (a)          10,465,000

                                    Dollar Financial,

                                        Sr. Notes, 10.875%, 2006 . . . . . . . . . . .        6,000,000               5,790,000

                                    Imperial Credit Industries,

                                        Sr. Notes, 9.875%, 2007  . . . . . . . . . . .        4,750,000               3,681,250

                                    Southern Pacific Funding,

                                        Gtd. Sr. Notes, 11.50%, 2004 . . . . . . . . .       13,500,000 (a)           2,565,000

                                    Superior National Capital Trust I,

                                        Gtd. Trust Preferred Securities,

                                        10.75%, 2017 (Units) . . . . . . . . . . . . .        6,965,000 (d)           7,104,300

                                                                                                                _______________

                                                                                                                     34,697,175

                                                                                                                _______________

           Foods, Beverages

                 and Tobacco--4.5%  Cuddy International,

                                        Sr. Notes, 10.75%, 2007  . . . . . . . . . . .       11,100,000 (a)           9,712,500

                                    Envirodyne Industries,

                                        Sr. Notes, 10.25%, 2001  . . . . . . . . . . .        4,019,000               3,838,145

                                    North Atlantic Trading,

                                        Sr. Notes, Ser. B, 11%, 2004 . . . . . . . . .       16,000,000 (a)          15,120,000

                                    Specialty Foods,

                                        Sr. Notes, Ser. B, 10.25%, 2001  . . . . . . .        6,890,000               5,753,150

                                                                                                                _______________

                                                                                                                     34,423,795

                                                                                                              _______________

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                           Principal

Bonds and Notes (continued)                                                                  Amount                 Value
----------------------------------------------------                                    _______________         _______________



Forest Products--1.3%  U.S. Timberlands Klamath Falls, LLC/Finance,

                                        Sr. Notes, 9.625%, 2007  . . . . . . . . . . .  $     9,750,000       $       9,603,750

                                                                                                                _______________

                 Industrial--13.7%  Alliance Laundry Systems,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . .       13,000,000 (a,b)        12,350,000

                                    Anchor Lamina,

                                        Sr. Sub. Notes, 9.875%, 2008 . . . . . . . . .       11,025,000 (a)           9,095,625

                                    Elgin National Industries,

                                        Gtd. Sr. Notes, Ser. B, 11%, 2007  . . . . . .       12,250,000              12,740,000

                                    HCC Industries,

                                        Gtd. Sr. Sub. Notes, 10.75%, 2007  . . . . . .       11,750,000              11,397,500

                                    International Knife & Saw,

                                        Sr. Sub. Notes, 11.375%, 2006  . . . . . . . .       11,500,000              11,845,000

                                    Key Components, LLC/Finance,

                                        Sr. Notes, 10.50%, 2008  . . . . . . . . . . .       14,000,000 (b)          13,230,000

                                    Numatics,

                                        Gtd. Sr. Sub. Notes, Ser. B, 9.625%, 2008  . .       12,375,000              11,199,375

                                    Precise Technology,

                                        Gtd. Sr. Sub. Notes, Ser. B, 11.125%, 2007 . .       12,650,000              12,207,250

                                    United Rentals,

                                        Sr. Sub. Notes, 9.50%, 2008  . . . . . . . . .      10,000,000 (a,b)         10,025,000

                                                                                                                _______________

                                                                                                                    104,089,750

                                                                                                                _______________

                      Metals--7.8%  JTM Industries,

                                        Sr. Sub. Notes, 10%, 2008  . . . . . . . . . .       10,050,000 (b)          10,200,750

                                    Kaiser Aluminum & Chemical,

                                        Sr. Notes, Ser. D, 10.875%, 2006 . . . . . . .       14,500,000              14,282,500

                                    Metallurg,

                                        Gtd. Sr. Notes, Ser. B, 11%, 2007  . . . . . .        5,000,000               4,775,000

                                    Recycling Industries,

                                        Sr. Sub. Notes, 13%, 2005  . . . . . . . . . .       10,000,000               9,750,000

                                    Renco Steel Holdings:

                                        Sr. Notes, 11.50%, 2003  . . . . . . . . . . .        6,900,000               7,141,500

                                        Sr. Notes, Ser. B, 10.875%, 2005 . . . . . . .        7,750,000 (a)           6,626,250

                                    WHX,

                                        Sr. Notes, 10.50%, 2005  . . . . . . . . . . .        3,500,000 (a)           3,237,500

                                    Weirton Steel,

                                        Sr. Notes, 11.375%, 2004 . . . . . . . . . . .        3,500,000               3,202,500

                                                                                                                _______________

                                                                                                                     59,216,000

                                                                                                                _______________

                   Packaging--3.5%  Fonda Group,

                                        Sr. Sub. Notes, Ser. B, 9.50%, 2007  . . . . .        3,000,000               2,715,000

                                    Gaylord Container,

                                        Sr. Sub. Notes, Ser. B, 9.875%, 2008 . . . . .       10,000,000               5,050,000

                                    Indesco International,

                                        Sr. Sub. Notes, 9.75%, 2008  . . . . . . . . .       10,000,000 (a)           9,350,000

                                    Riverwood International:

                                        Gtd. Sr. Notes, 10.25%, 2006 . . . . . . . . .        2,000,000               1,830,000

                                        Gtd. Sr. Notes, 10.625%, 2007  . . . . . . . .        8,000,000               7,400,000

                                                                                                                _______________

                                                                                                                     26,345,000

                                                                                                                _______________

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                           Principal

Bonds and Notes (continued)                                                                  Amount                 Value
----------------------------------------------------                                    _______________         _______________





Personnel Services--1.2%  Employee Solutions,

                                        Sr. Notes, 10%, 2004 . . . . . . . . . . . . .  $    10,000,000      $        9,075,000

                                                                                                                _______________

                  Publishing--1.2%  Day International Group,

                                        Gtd. Sr. Sub. Notes, 9.50%, 2008 . . . . . . .       10,000,000               9,200,000

                                                                                                                _______________

                 Real Estate--1.2%  LNR Property,

                                        Sr. Sub. Notes, 9.375%, 2008 . . . . . . . . .       10,000,000 (a,b)         9,450,000

                                                                                                                _______________

                 Restaurants--1.4%  Ameriking,

                                        Sr. Notes, 10.75%, 2006  . . . . . . . . . . .        1,500,000               1,545,000

                                    FRD Acquisition,

                                        Sr. Notes, Ser. B, 12.50%, 2004  . . . . . . .        7,500,000               7,500,000

                                    Planet Hollywood,

                                        Sr. Sub. Notes, 12%, 2005  . . . . . . . . . .        3,000,000               1,695,000

                                                                                                                _______________

                                                                                                                     10,740,000

                                                                                                                _______________

                      Retail--3.4%  Amazon.com,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .        9,500,000 (a,c)         5,747,500

                                    J Crew Operating,

                                        Sr. Sub. Notes, 10.375%, 2007  . . . . . . . .        8,000,000               6,440,000

                                    Pamida,

                                        Gtd. Sr. Sub. Notes, 11.75%, 2003  . . . . . .        6,000,000               5,955,000

                                    TM Group Holdings, PLC,

                                        Sr. Notes, 11%, 2008 . . . . . . . . . . . . .        8,000,000 (b)           7,760,000

                                                                                                                _______________

                                                                                                                     25,902,500

                                                                                                                _______________

                    Shipping--2.5%  Cenargo International, PLC,

                                        First Preferred Ship Mortgage Notes, 9.75%, 2008       10,000,000 (b)         8,225,000

                                    Holt Group,

                                        Sr. Notes, 9.75%, 2006 . . . . . . . . . . . .          9,500,000 (a,b)       7,457,500

                                    TBS Shipping International Ltd.,

                                        First Preferred Ship Mortgage Notes, 10%, 2005          5,000,000 (b)         3,725,000

                                                                                                                _______________

                                                                                                                     19,407,500

                                                                                                                _______________

                 Technology--10.4%  Axiohm Transaction Solutions,

                                        Gtd. Sr. Sub. Notes, 9.75%, 2007 . . . . . . .       10,000,000               9,000,000

                                    Details,

                                        Sr. Sub. Notes, Ser. B, 10%, 2005  . . . . . .    9,000,000 (a)               8,595,000

                                    Entex Information Services,

                                        Sr. Sub. Notes, 12.50%, 2006 . . . . . . . . .       10,000,000 (b)           9,550,000

                                    Fairchild Semiconductor,

                                        Sr. Sub. Notes, 10.125%, 2007  . . . . . . . .        3,510,000               3,176,550

                                    Hadco,

                                        Sr. Sub. Notes, 9.50%, 2008  . . . . . . . . .       10,000,000 (b)           8,850,000

                                    Orbital Imaging:

                                        Sr. Notes, Ser. B, 11.625%, 2005 . . . . . . .        5,000,000               4,425,000

                                        Sr. Notes, Ser. B, 11.625%, 2005 (Units) . . .        3,950,000 (d)           3,614,250

                                    Packard Bioscience,

                                        Sr. Sub. Notes, Ser. B, 9.375%, 2007 . . . . .       15,895,000 (a)          14,623,400

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                           Principal

Bonds and Notes (continued)                                                                  Amount                 Value
----------------------------------------------------                                    _______________         _______________





Technology (continued)  Samsung Electronics America,

                                        Gtd. Notes, 9.75%, 2003  . . . . . . . . . . .  $    10,000,000 (a,b)  $      7,850,000

                                    Viasystems:

                                        Sr. Sub. Notes, 9.75%, 2007  . . . . . . . . .        7,000,000               6,160,000

                                        Sr. Sub. Notes, Ser. B, 9.75%, 2007  . . . . .        3,960,000               3,484,800

                                                                                                                _______________

                                                                                                                     79,329,000

                                                                                                                _______________

          Telecommunication/

                    Carriers--5.7%  FirstWorld Communications,

                                        Sr. Discount Notes, Zero Coupon,

                                        2003 (Units) . . . . . . . . . . . . . . . . .       18,660,000 (b,c,d)       5,784,600

                                    GST Equipment,

                                        Sr. Notes, 13.25%, 2007  . . . . . . . . . . .        7,000,000               7,245,000

                                    Level 3 Communications,

                                        Sr. Notes, 9.125%, 2008  . . . . . . . . . . .       10,000,000 (a)           9,450,000

                                    MGC Communications,

                                        Sr. Secured Notes, Ser. B, 13%, 2004 . . . . .       11,000,000               8,360,000

                                    RSL Communications, PLC,

                                        Gtd. Notes, 9.125%, 2008 . . . . . . . . . . .       15,000,000              12,900,000

                                                                                                                _______________

                                                                                                                     43,739,600

                                                                                                                _______________

                    Textiles--1.1%  Sassco Fashions,

                                        Sr. Notes, 12.75%, 2004  . . . . . . . . . . .        8,500,000               8,797,500

                                                                                                                _______________

              Transportation--5.0%  American Commercial Lines, LLC,

                                        Sr. Notes, 10.25%, 2008  . . . . . . . . . . .        6,000,000 (b)           5,940,000

                                    Canadian Airlines,

                                        Sr. Notes, 12.25%, 2006  . . . . . . . . . . .       10,000,000               8,850,000

                                    Fine Air Services,

                                        Sr. Notes, 9.875%, 2008  . . . . . . . . . . .       10,000,000 (a,b)         9,100,000

                                    TFM, S.A. de C.V.,

                                        Sr. Notes, 10.25%, 2007  . . . . . . . . . . .        8,000,000               6,660,000

                                    ValuJet,

                                        Sr. Notes, 10.25%, 2001  . . . . . . . . . . .        9,000,000 (a)           7,605,000

                                                                                                                _______________

                                                                                                                     38,155,000

                                                                                                                _______________

                  Wireless

             Communications--12.8%  Dolphin Telecom, plc,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .       15,250,000 (b,c)         7,091,250

                                    Globalstar, L.P./Capital,

                                        Sr. Notes, 11.375%, 2004 . . . . . . . . . . .       10,000,000               6,800,000

                                    Golden Sky Systems,

                                        Sr. Sub. Notes, 12.375%, 2006  . . . . . . . .       10,000,000 (b)          10,000,000

                                    Iridium Operating LLC/Capital,

                                        Gtd. Sr. Notes, Ser. D, 10.875%, 2005  . . . .        7,000,000               5,600,000

                                    Metrocall,

                                        Sr. Sub. Notes, 10.375%, 2007  . . . . . . . .       10,000,000 (a)           9,350,000

                                    Microcell Telecommunications,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . .        7,500,000 (c)           5,362,500

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                           Principal

Bonds and Notes (continued)                                                                  Amount                 Value
----------------------------------------------------                                    _______________         _______________



       Wireless

Communications (continued)  Omnipoint:

                                        Sr. Notes, 11.625%, 2006 . . . . . . . . . . .  $     1,250,000     $           868,750

                                        Sr. Notes, Ser. A, 11.625%, 2006 . . . . . . .       12,850,000               8,930,750

                                    OrbCommunications Global, L.P./Capital,

                                        Sr. Notes, 14%, 2004 . . . . . . . . . . . . .       13,000,000 (a)          11,505,000

                                    SBA Communications,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . .       15,000,000 (c)           7,875,000

                                    Satelites Mexicanos SA,

                                        Sr. Notes, 10.125%, 2004 . . . . . . . . . . .       10,000,000 (b)           7,025,000

                                    Star Choice Communications,

                                        Sr. Secured Notes, 13%, 2005 . . . . . . . . .       12,000,000              11,400,000

                                    WinStar Communications,

                                        Sr. Sub. Notes, 10%, 2008  . . . . . . . . . .        8,000,000               5,880,000

                                                                                                                _______________

                                                                                                                     97,688,250

                                                                                                                _______________

                                    TOTAL BONDS AND NOTES

                                        (cost $1,189,651,761)  . . . . . . . . . . . .                           $1,040,825,250

                                                                                                                _______________



Equity-Related Securites--3.1%                                                                Shares
-------------------------------------------------------                                  _______________

Preferred Stocks--3.1%

   Broadcasting--1.1%  Paxson Communications,

                                        Cum., $132.50  . . . . . . . . . . . . . . . .            9,000 (b)      $    8,550,000

                                                                                                                _______________

             Cable Television--.7%  HMV Media Group, plc,

                                        Sr. Cum., $12.875 (Units)  . . . . . . . . . .           65,000 (b,e)         5,330,000

                                                                                                                _______________

                   Wireless

              Communications--1.3%  WinStar Communications,

                                        Cum., Ser. C, $142.50  . . . . . . . . . . . .           10,000              10,300,000

                                                                                                                _______________

                                    TOTAL PREFERRED STOCKS . . . . . . . . . . . . . .                               24,180,000

                                                                                                                _______________

Warrants--.0%

                   Transportation;  HighwayMaster Communications . . . . . . . . . . .            8,660                   1,645

                                                                                                                _______________

                                    TOTAL EQUITY-RELATED SECURITIES

                                        (cost $27,521,600) . . . . . . . . . . . . . .                        $      24,181,645

                                                                                                                _______________


DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                          Principal

Short-Term Investments--.4%                                                                 Amount                   Value
----------------------------------------------------                                    _______________         _______________

U.S. Government Agencies;  Federal Home Loan Banks,

                                        5.40%, 10/1/98

                                        (cost $2,817,000)  . . . . . . . . . . . . . .  $    2,817,000       $        2,817,000

                                                                                                                _______________


TOTAL INVESTMENTS  (cost $1,219,990,361) . . . . . . . . . . . . . . . . . . . . . . .           140.1%          $1,067,823,895

                                                                                                _______         _______________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . .          (40.1%)        $  (305,837,053)

                                                                                                _______         _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100.0%         $   761,986,842

                                                                                                _______         _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities held in whole or in part by Merrill Lynch in accordance with reverse repurchase agreement currently in effect until December 15, 1998
     (as described in Note 2 of the notes to financial statements).

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, these securities amounted to $248,641,100 or 32.2% of net assets.

(c) Zero coupon until year shown at which time a stated coupon rate becomes effective.

(d)  With warrants to purchase common stock.

(e)  With common stock attached.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1998 (UNAUDITED)

                                                          Cost       Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,219,990,361    $1,067,823,895

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,308,228

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           34,158,049

                                 Prepaid expenses and other assets . . . . . . . . . . . .                              569,742

                                                                                                                _______________

                                                                                                                  1,104,859,914

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              857,814

                                 Due to Shareholder Servicing Agent  . . . . . . . . . . .                               91,345

                                 Proceeds from Reverse Repurchase Agreement--Note 2  . . .                          325,000,000

                                 Unrealized depreciation on interest rate swaps--Note 1(a) . .                       11,054,562

                                 Accrued expenses and other liabilities  . . . . . . . . .                            5,869,351

                                                                                                                _______________

                                                                                                                    342,873,072

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $    761,986,842

                                                                                                                _______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                     $    924,962,724

                                 Accumulated undistributed investment income--net  . . . .                            8,253,123

                                 Accumulated net realized gain (loss) on investments . . .                           (8,007,977)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments and interest rate swaps--Note 4(b) . . .                         (163,221,028)

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $    761,986,842

                                                                                                                _______________


SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) . . . . . .                           61,768,573

NET ASSET VALUE per share. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $12.34

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM  APRIL  29,  1998  (COMMENCEMENT  OF  OPERATIONS)  TO  SEPTEMBER  30,  1998
(UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                      $    50,578,466

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .    $     4,469,944

                                 Interest expense--Note 2  . . . . . . . . . . . . . . . .          7,481,590

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            507,182

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .             96,598

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             66,799

                                 Trustees' fees and expenses--Note 3(c)  . . . . . . . . .             58,129

                                 Custodian fees--Note 3(a) . . . . . . . . . . . . . . . .             33,557

                                 Shareholders' reports . . . . . . . . . . . . . . . . . .             14,000

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             70,021

                                                                                                _____________


                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                           12,797,820

                                                                                                                  _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           37,780,646

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .    $    (8,007,977)

                                 Net unrealized appreciation (depreciation)

                                    on investments and interest rate swaps . . . . . . . .       (163,221,028)

                                                                                             _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                         (171,229,005)

                                                                                                                  _____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                        $(133,448,359)

                                                                                                                  _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

FROM  APRIL  29,  1998  (COMMENCEMENT  OF  OPERATIONS)  TO  SEPTEMBER  30,  1998
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    16,649,007

   Interest and loan commitment fees paid  . . . . . . . . . . . . . . . . . . . . . . . .         (6,667,465)

   Operating expenses paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (629,873)

   Paid to The Dreyfus Corporation . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,612,130)  $     5,739,539

                                                                                               ______________

CASH FLOWS FROM INVESTING ACTIVITIES:

   Purchases of portfolio securities . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,674,705,076)

   Proceeds from sales of portfolio securities . . . . . . . . . . . . . . . . . . . . . .        450,838,564    (1,223,866,512)

                                                                                               ______________

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from Fund shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        919,248,500

   Dividends paid  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (23,913,304)

   Proceeds from Reverse Repurchase Agreement  . . . . . . . . . . . . . . . . . . . . . .        325,000,000     1,220,335,196

                                                                                               ______________    ______________

   Increase in cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,208,223

   Cash at beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              100,005

                                                                                                                 ______________

   Cash at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $      2,308,228

                                                                                                                 ______________

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH USED BY OPERATING ACTIVITIES:

   Net (Decrease) in Net Assets Resulting From Operations  . . . . . . . . . . . . . . . .                         (133,448,359)

                                                                                                                 ______________

   Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:

          Increase in interest receivable  . . . . . . . . . . . . . . . . . . . . . . . .                          (29,797,633)

          Increase in interest and loan commitment fees  . . . . . . . . . . . . . . . . .                              910,723

          Increase in accrued operating expenses . . . . . . . . . . . . . . . . . . . . .                              628,557

          Increase in prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                             (508,742)

          Increase in due to The Dreyfus Corporation . . . . . . . . . . . . . . . . . . .                              857,814

          Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . .                            8,007,977

          Net unrealized depreciation on investments . . . . . . . . . . . . . . . . . . .                          163,221,028

          Net amortization of discount on investments  . . . . . . . . . . . . . . . . . .                           (4,131,826)

                                                                                                                 ______________

Net Cash Used by Operating Activities. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $      5,739,539

                                                                                                                 ______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM APRIL 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $   37,780,646

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                         (8,007,977)

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . .                       (163,221,028)

                                                                                                                  _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . .                       (133,448,359)

                                                                                                                  _____________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        (29,527,523)

                                                                                                                  _____________

BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        919,248,500

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          5,614,219

                                                                                                                  _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . . . . .                        924,862,719

                                                                                                                  _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . . . . . .                        761,886,837

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            100,005

                                                                                                                  _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $761,986,842

                                                                                                                  _____________

Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $    8,253,123

                                                                                                                  _____________

                                                                                                                      Shares

                                                                                                                  _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         61,352,500

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . .                            409,406

                                                                                                                  _____________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . . . .                         61,761,906

                                                                                                                  _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)

  Contained  below  is  per  share  operating  performance  data  for a share of
Beneficial  Interest outstanding, total investment return, ratios to average net assets  and  other  supplemental  data  for  the  period  from  April  29,  1998
(commencement  of  operations)  to September 30, 1998. This information has been derived  from  the  financial  statements  and  market price data for the Fund's shares.


PER SHARE DATA:
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $15.00

                                                                                                                        _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .61

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2.79)

                                                                                                                        _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2.18)

                                                                                                                        _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (.48)

                                                                                                                        _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $12.34

                                                                                                                        _______

   Market value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $12 15_16

                                                                                                                        _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (25.27%)(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3.47%(2)

   Ratio of interest expense to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.03%(2)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10.23%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              51.37%(3)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $773,041
-----------------------------

(1)  Calculated based on market value.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus High Yield Strategies Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified closed-end management investment company. The Fund' s primary investment objective is to seek high current income by investing at least 65% of its total assets in income securities rated below investment grade. The Dreyfus Corporation (the "Manager" ) serves as the Fund' s investment manager and administrator. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon").

  The Fund sold 53,350,000 shares at $15.00 per share through an initial offering which settled on April 29, 1998. Subsequently, an additional 8,002,500 shares at $15.00 per share were also issued to cover over-allotments to the Underwriters on May 19, 1998. Costs associated with initial underwriting of $1,039,000 were charged against the proceeds of the offering.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Interest rate swap transactions are valued based on the net present value of all future cash settlement amounts based on implied forward interest rates.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. The Fund includes in interest income amounts paid and received under its interest rate swap agreements.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are declared and paid at least annually. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For shareholders who elect to receive their distributions in additional shares of the Fund, in lieu of cash, such distributions will be reinvested either (i) through receipt of additional unissued but authorized shares from the Fund (" newly issued shares") or (ii) by purchase of outstanding Shares on the open market on the New York Stock exchange or elsewhere as defined in the dividend reinvestment plan.

  On  September 30, 1998, the Board of Trustees declared a cash dividend of $.12
per   share   from  investment  income-net,  payable  on  October  28,  1998  to shareholders of record as of the close of business on October 14, 1998.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

(E) OTHER: Organization expenses paid by the Fund in the amount of $69,880 are capitalized. However, on April 3, 1998, Statement of Position 98-5 was issued by the Board of Certified Public Accountants. This Statement of Position requires that unamortized organization costs on the Fund' s statement of assets and liabilities be written off. This Statement of Position is effective for fiscal years beginning after December 15, 1998, therefore, the Fund is required to write off the deferred organization expenses on April 1, 1999.

NOTE 2--BORROWINGS:

  The Fund may borrow money from banks or enter into reverse repurchase agreements for leveraging purposes.

  The Fund has entered into a $325,000,000 line of credit facility ("Facility") which expires on June 15, 2001. Under the terms of the Facility the Fund may borrow under either a Eurodollar Loan, a Federal Funds Rate Loan or a combination of the two. Interest is charged to the Fund at rates in effect at time of borrowing for the loan type chosen by the Fund. For the period ended September 30, 1998 the Fund did not borrow under the Facility. In addition, the fund pays a commitment fee of .10 of 1% on the unused portion of the Facility.

  The Fund has entered into a reverse repurchase agreement with Merrill Lynch, under which the Fund sold securities and agreed to repurchase them on December 15, 1998 at an agreed upon price. However, the Fund at its option chose to repurchase a portion of the securities held from Merrill Lynch on October 15, 1998. At September 30, 1998, the interest rate in effect for the reverse repurchase agreement was 5.73%.

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The average daily amount of borrowings outstanding under the reverse repurchase agreement during the period ended September 30, 1998 was approximately $299,850,000, with a related weighted average annualized interest rate of 5.80%.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management and administration agreement with Dreyfus, the management and administration fee is computed at the annual rate of .90 of 1% of the value of the Fund's average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets") and is payable monthly.

  The Fund compensates Mellon under a custody agreement for providing custodial services for the Fund. During the period ended September 30, 1998, the Fund was charged $33,557 pursuant to the custody agreement.

  The Fund compensates Mellon, an affiliate of the Investment Adviser, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $10,522 pursuant to the transfer agency ageement.

  (B) In accordance with the Shareholder Servicing Agreement, Paine Webber Inc. provides certain shareholder services for which the Fund pays a fee computed at the annual rate of .10 of 1% of the value of the Fund's average weekly Managed Assets. During the period ended September 30, 1998 the fund was charged $496,660 pursuant to the Shareholder Servicing Agreement.

  (C) Effective July 1, 1998 each Trustee who is not an "interested person " of the Fund as defined in the Act receives $5,000 per year plus $1,000 for each Board meeting attended and, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, The Dreyfus/Laurel Funds Trust, collectively, (the "Dreyfus/Laurel Funds") and the Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Fund. Each Trustee who is not an interested person also receives $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Fund also reimburses each Trustee who is not an "interested person " of the Fund for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . Prior to July 1, 1998, each Trustee received $1,500 per year, $250 for each Board meeting attended and was reimbursed for travel and out-of-pocket expenses

DREYFUS HIGH YIELD STRATEGIES FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended September 30, 1998, amounted to $1,673,337,008 and $450,838,564, respectively.

  In addition, the following summarizes open interest rate swap agreements at September 30, 1998:

                                       Rate Paid      Rate Received                                                   Net

Swap                 Notional         by the Fund      by the Fund            Floating            Termination     Unrealized

Counter-Party        Principal        at 9/30/98       at 9/30/98            Rate Index              Date           (Loss)

_____________     ______________     ___________     _____________    _____________________      __________     _____________
Chase               $150,000,000       6.0875%           5.50%          Three-month LIBOR          6/15/03        $(6,742,418)

J.P. Morgan          150,000,000       6.0205%           5.50%          Three-month LIBOR          6/15/01         (4,312,144)

  The Fund enters into interest rate swaps to hedge its exposure to floating rate financing currently utilized to leverage its portfolio. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. If forcasts of interest rates and other factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is the risk that the positions may correlate imperfectly with the assets or liability being hedged. The Fund is also exposed to credit risk associated with counter party nonperformance on these transactions as well as the fact that a liquid secondary market for these transactions may not always exist.

  (B) At September 30, 1998, accumulated net unrealized depreciation on investments was $152,166,466, consisting of $156,419 gross unrealized appreciation and $152,322,885 gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                            OFFICERS AND DIRECTORS

                      DREYFUS HIGH YIELD STRATEGIES FUND

                                200 Park Avenue

                              New York, NY 10166

Trustees

Francis P. Brennan, Chairman

Ruth Marie Adams

Joseph S. DiMartino

James M. Fitzgibbons

J. Tomlinson Fort

Arthur L. Goeschel

Kenneth A. Himmel

Arch S. Jeffery

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watxon

Benaree Pratl Wiley

Officers

President and Treasurer

    Marie E. Connolly

Vice President and Secretary

    Margaret W. Chambers

Vice President and Assistant Treasurer

    George A. Rio

Vice President and Assistant Treasurer

    Mary A. Nelson

Vice President and Assistant Treasurer

    Joseph F. Tower, III

Vice President, Assistant Treasurer and Assistant Secretary

    Michael S. Petrucelli

Vice President, Assistant Treasurer and Assistant Secretary

    Stephanie Pierce

Vice President and Assistant Secretary

    Douglas C. Conroy

Vice President and Assistant Secretary

    Christopher J. Kelley

Vice President and Assistant Secretary

    Kathleen K. Morrisey

Vice President and Assistant Secretary

    Elba Vasquez

Portfolio Managers

    Michael Hoeh

    Roger E. King

    Kevin M. McClintock

    Gerald E. Thunelius



Investment Manager and Administrator

The Dreyfus Corporation

Custodian

Mellon Bank, N.A.

Counsel

Kirkpatrick & Lockhart LLP

Transfer Agent and Dividend Distribution Agent Chase Mellon Shareholder Services, L.L.C.

Stock Exchange Listing

NYSE Symbol: DHF

Initial SEC Effective Date

4/23/98


The Net Asset Value appears in the following publications: Barron's, Closed-End Bond Funds section under the heading "Municipal Bond Funds" every Monday; Wall Street Journal, Mutual Funds section under the heading "Closed-End Bond Funds" every Monday; New York Times, Money and Business Section under the heading "Closed-End Bond Funds--Single State Municipal Bond Funds" every Sunday.


--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.
--------------------------------------------------------------------------------
[Lion "d" logo]                                   (reg.tm)

[Lion "d" logo]                                   (reg.tm)

DREYFUS HIGH YIELD STRATEGIES FUND

200 Park Avenue

New York, NY 10166

INVESTMENT MANAGER AND ADMINISTRATOR

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Chase Mellon Shareholder Services, LLC

450 West 33rd Street

New York, NY 10001











Printed in U.S.A.                                              430SA989

High Yield

Strategies Fund

Semi-Annual

Report

September 30, 1998